UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

OF

SPECIAL SITUATIONS FUND III, L.P.
153 EAST 53RD STREET, 55TH FLOOR
NEW YORK, NEW YORK 10022
TELEPHONE: (212) 207-6500

under the
Investment Company Act of 1940

Investment Company Act File No. 811-08110

1.  Title of the class of securities of Special Situations Fund III, L.P. (the "Fund") to be redeemed:

Units of limited partnership interests ("Units").

2.  The date on which the securities are to be called or redeemed:

December 31, 2005.

3.  The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Units are to be redeemed pursuant to Section 7.02 of the Fund’s Agreement of Limited Partnership dated as of October 21, 1993, as amended.

4.  The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to redeem all of the Units held by limited partners of the Fund that are qualified purchasers as defined in the Investment Company Act of 1940, as amended (together "Qualified Purchasers") who elect to have their Units redeemed by providing written notice to the Fund on or before December 16, 2005. As of September 30, 2005, the Fund had approximately 289 limited partners who were Qualified Purchasers, owning approximately 18,398.998 Units (approximately 92% of all Units).